Financial Assets and Liabilities - Summary of Future Minimum Lease Commitments Payable with Non-cancellable Operating Leases (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Lease By Lessee [Line Items]
Future minimum lease commitments payable with non-cancellable operating leases	₱ 29,312	₱ 25,465
Within 12 months [Member]
Disclosure Of Operating Lease By Lessee [Line Items]
Future minimum lease commitments payable with non-cancellable operating leases	11,061	10,480
Later than one year and not later than five years [Member]
Disclosure Of Operating Lease By Lessee [Line Items]
Future minimum lease commitments payable with non-cancellable operating leases	13,899	11,258
More than 5 years [Member]
Disclosure Of Operating Lease By Lessee [Line Items]
Future minimum lease commitments payable with non-cancellable operating leases	₱ 4,352	₱ 3,727